Convertible Preferred Stock (Details) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020 USD ($) item Vote $ / shares shares
Convertible Preferred Stock
Temporary Equity [Line Items]
Dividends (in percent)	8.00%
Series C convertible preferred stock
Temporary Equity [Line Items]
Minimum gross proceeds to be raised | $	$ 80,000,000
Number of times of conversion price | item	3
Conversion Price | $ / shares	$ 10.27
Common Stock [Member]
Temporary Equity [Line Items]
Votes per share | Vote	1
Number of Convertible Preferred Stock converted to Common Stock | shares	1
Special-voting common stock
Temporary Equity [Line Items]
Votes per share | Vote	10
Number of Convertible Preferred Stock converted to Common Stock | shares	1